Summary of Significant Accounting Policies - Summary of Customer Concentration Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Operating revenues	¥ 2,245,016	$ 352,292	¥ 1,220,222	¥ 993,319
Accounts receivable	777,262		232,589		$ 121,969
Customer Concentration Risk [Member] | Operating revenue [Member]
Concentration Risk [Line Items]
Operating revenues	1,848,723		863,994	638,478
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 715,287		¥ 32,347	¥ 94,182
Concentration risk, percentage	32.00%	32.00%	3.00%	10.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer K [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 489,862		¥ 292,975
Concentration risk, percentage	22.00%	22.00%	24.00%	0.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer L [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 191,059		¥ 152,296	¥ 35,791
Concentration risk, percentage	9.00%	9.00%	12.00%	4.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer H [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 186,036		¥ 67,823	¥ 124,946
Concentration risk, percentage	8.00%	8.00%	6.00%	13.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 156,754		¥ 97,624	¥ 184,035
Concentration risk, percentage	7.00%	7.00%	8.00%	19.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 62,753		¥ 63,179	¥ 142,443
Concentration risk, percentage	3.00%	3.00%	5.00%	14.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer I [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 46,972		¥ 157,750	¥ 57,081
Concentration risk, percentage	2.00%	2.00%	13.00%	6.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	83.00%	83.00%	71.00%	66.00%
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 682,835		¥ 118,823
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 464,289		¥ 13,057
Concentration risk, percentage	60.00%	60.00%	6.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer K [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 32,702		¥ 67,726
Concentration risk, percentage	4.00%	4.00%	29.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer L [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 20,156		¥ 38,040
Concentration risk, percentage	3.00%	3.00%	16.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer H [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 165,688
Concentration risk, percentage	21.00%	21.00%	0.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	88.00%	88.00%	51.00%